Naming of Issuing Entity	Check if Registered	Name of Originator1	Total Assets in ABS by Originator	Total Assets in ABS by Originator	Total Assets in ABS by Originator	Assets That Were Subject of Demand2			Assets That Were Repurchased or Replaced3			Assets Pending Repurchase or Replacement (within cure period)4			Demand in Dispute5			Demand Withdrawn6			Demand Rejected7
			(#)	($)	(%)	(#)	($)8	(%)	(#)	($)8	(%)	(#)	($)8	(%)	(#)	($)8	(%)	(#)	($)8	(%)	(#)	($)8	(%)
Residential mortgages – Prime
Banc of America Mortgage 2005-1 Trust9 0001315698	X	Bank of America, National Association	635	324,736,588	100.00%	29	11,215,990	11.27%	0	0	0.00%	0	0	0.00%	16	6,197,933	6.23%	0	0	0.00%	0	0	0.00%
Banc of America Mortgage 2005-E Trust 0001328392	X	Bank of America, National Association	1,083	574,359,688	100.00%	1	384,532	0.21%	1	384,532	0.21%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Banc of America Mortgage 2005-I Trust 0001339910	X	Bank of America, National Association	1,455	792,010,125	100.00%	1	349,975	0.11%	1	349,975	0.11%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Banc of America Mortgage 2006-A Trust8 0001349235	X	Bank of America, National Association	545	322,066,721	100.00%	18	8,308,511	7.02%	0	0	0.00%	0	0	0.00%	10	5,065,865	4.28%	0	0	0.00%	0	0	0.00%
Banc of America Mortgage 2006-1 Trust9 0001358881	X	Bank of America, National Association	478	302,450,083	100.00%	2	1,472,970	1.15%	0	0	0.00%	0	0	0.00%	1	415,744	0.32%	0	0	0.00%	0	0	0.00%
Banc of America Mortgage 2007-3 Trust 0001405722	X	Bank of America, National Association	841	635,834,222	100.00%	2	2,377,050	0.73%	0	0	0.00%	0	0	0.00%	2	2,377,050	0.73%	0	0	0.00%	0	0	0.00%
Banc of America Mortgage 2008-A Trust9 0001423954	X	Bank of America, National Association	1,191	855,673,223	100.00%	1	570,000	0.15%	0	0	0.00%	0	0	0.00%	1	570,000	0.15%	0	0	0.00%	0	0	0.00%

Residential mortgages – Prime Subtotal*			6,228			54			2						30
Residential mortgages – Prime Subtotal*				3,807,130,649			24,679,028			734,507						14,626,593

Issuing Entities with No Demands for Repurchase or Replacement10

Residential mortgages – Non-Prime
Banc of America Alternative Loan Trust 2003-1 0001216212	X		2,308	325,398,790	100.00%
Banc of America Alternative Loan Trust 2003-10 0001271390	X		4,070	506,695,860	100.00%
Banc of America Alternative Loan Trust 2003-11 0001274076	X		2,705	337,321,549	100.00%
Banc of America Alternative Loan Trust 2003-2 0001224440	X		3,744	604,263,503	100.00%
Banc of America Alternative Loan Trust 2003-3 0001228931	X		2,023	300,790,886	100.00%
Banc of America Alternative Loan Trust 2003-4 0001234577	X		4,732	567,189,145	100.00%
Banc of America Alternative Loan Trust 2003-5 0001246362	X		3,417	457,964,456	100.00%
Banc of America Alternative Loan Trust 2003-6 0001256393	X		3,548	503,801,318	100.00%
Banc of America Alternative Loan Trust 2003-7 0001261504	X		4,614	648,129,493	100.00%
Banc of America Alternative Loan Trust 2003-8 0001264664	X		5,332	726,724,355	100.00%
Banc of America Alternative Loan Trust 2003-9 0001268102	X		3,577	480,989,374	100.00%
Banc of America Alternative Loan Trust 2004-1 0001277606	X		2,776	363,109,696	100.00%
Banc of America Alternative Loan Trust 2004-10 0001307079	X		2,218	283,247,746	100.00%
Banc of America Alternative Loan Trust 2004-11 0001309533	X		1,873	248,355,702	100.00%
Banc of America Alternative Loan Trust 2004-12 0001312452	X		1,998	343,370,546	100.00%
Banc of America Alternative Loan Trust 2004-2 0001281814	X		2,180	297,602,688	100.00%
Banc of America Alternative Loan Trust 2004-3 0001285179	X		1,872	269,550,891	100.00%
Banc of America Alternative Loan Trust 2004-4 0001288898	X		2,658	406,997,825	100.00%
Banc of America Alternative Loan Trust 2004-5 0001291954	X		3,151	478,549,015	100.00%
Banc of America Alternative Loan Trust 2004-6 0001295733	X		3,123	444,606,106	100.00%
Banc of America Alternative Loan Trust 2004-7 0001299076	X		2,941	414,139,708	100.00%
Banc of America Alternative Loan Trust 2004-8 0001301554	X		2,107	274,618,511	100.00%
Banc of America Alternative Loan Trust 2004-9 0001304432	X		1,843	288,884,143	100.00%
Banc of America Alternative Loan Trust 2005-1 0001315463	X		2,027	278,542,084	100.00%
Banc of America Alternative Loan Trust 2005-10 0001342576	X		3,053	507,669,333	100.00%
Banc of America Alternative Loan Trust 2005-11 0001345641	X		2,411	442,087,513	100.00%
Banc of America Alternative Loan Trust 2005-12 0001348142	X		3,478	580,720,207	100.00%
Banc of America Alternative Loan Trust 2005-2 0001318762	X		1,824	266,716,840	100.00%
Banc of America Alternative Loan Trust 2005-3 0001322042	X		1,700	238,960,417	100.00%
Banc of America Alternative Loan Trust 2005-4 0001325224	X		2,418	356,360,001	100.00%
Banc of America Alternative Loan Trust 2005-5 0001328418	X		1,353	201,287,940	100.00%
Banc of America Alternative Loan Trust 2005-6 0001331464	X		3,947	717,221,881	100.00%
Banc of America Alternative Loan Trust 2005-7 0001334438	X		2,526	374,829,899	100.00%
Banc of America Alternative Loan Trust 2005-8 0001337352	X		2,734	392,025,814	100.00%
Banc of America Alternative Loan Trust 2005-9 0001340043	X		2,566	453,434,146	100.00%
Banc of America Alternative Loan Trust 2006-1 0001349631	X		2,258	347,675,221	100.00%
Banc of America Alternative Loan Trust 2006-2 0001352983	X		2,551	444,834,347	100.00%
Banc of America Alternative Loan Trust 2006-3 0001356584	X		1,908	325,800,234	100.00%
Banc of America Alternative Loan Trust 2006-4 0001358938	X		2,175	417,215,629	100.00%
Banc of America Alternative Loan Trust 2006-5 0001361991	X		2,274	459,300,620	100.00%
Banc of America Alternative Loan Trust 2006-6 0001365718	X		1,260	309,089,231	100.00%
Banc of America Alternative Loan Trust 2006-7 0001374480	X		3,479	670,632,423	100.00%
Banc of America Alternative Loan Trust 2006-8 0001377263	X		3,342	510,161,202	100.00%
Banc of America Alternative Loan Trust 2006-9 0001382280	X		2,015	336,460,356	100.00%
Banc of America Alternative Loan Trust 2007-1 0001390902	X		1,723	356,213,915	100.00%
Banc of America Alternative Loan Trust 2007-2 0001397034	X		1,773	401,045,852	100.00%

Residential mortgages – Prime
Banc of America Mortgage 2001-4 Trust 0001137383	X		2,464	976,694,712	100.00%
Banc of America Mortgage 2002-10 Trust 0001201139	X		1,344	650,720,659	100.00%
Banc of America Mortgage 2002-5 Trust 0001172055	X		440	164,158,943	100.00%
Banc of America Mortgage 2002-E Trust 0001174257	X		1,984	1,008,322,697	100.00%
Banc of America Mortgage 2002-G Trust 0001176345	X		1,464	916,948,600	100.00%
Banc of America Mortgage 2002-J Trust 0001192347	X		1,127	571,492,446	100.00%
Banc of America Mortgage 2002-K Trust 0001193482	X		3,941	1,941,535,392	100.00%
Banc of America Mortgage 2002-L Trust 0001210938	X		1,288	637,179,742	100.00%
Banc of America Mortgage 2003-10 Trust 0001274208	X		947	479,776,226	100.00%
Banc of America Mortgage 2003-1 Trust 0001216238	X		2,658	1,300,950,710	100.00%
Banc of America Mortgage 2003-2 Trust 0001224411	X		1,624	801,934,970	100.00%
Banc of America Mortgage 2003-3 Trust 0001228929	X		1,982	1,000,640,942	100.00%
Banc of America Mortgage 2003-4 Trust 0001235094	X		2,084	1,051,396,246	100.00%
Banc of America Mortgage 2003-5 Trust 0001246302	X		2,550	1,263,856,410	100.00%
Banc of America Mortgage 2003-6 Trust 0001256396	X		2,272	1,151,694,469	100.00%
Banc of America Mortgage 2003-7 Trust 0001261007	X		576	301,859,240	100.00%
Banc of America Mortgage 2003-8 Trust 0001267961	X		1,296	657,960,693	100.00%
Banc of America Mortgage 2003-9 Trust 0001271314	X		1,434	715,358,944	100.00%
Banc of America Mortgage 2003-A Trust 0001216149	X		1,722	882,946,387	100.00%
Banc of America Mortgage 2003-B Trust 0001219507	X		1,628	878,677,953	100.00%
Banc of America Mortgage 2003-C Trust 0001224347	X		1,327	680,868,914	100.00%
Banc of America Mortgage 2003-D Trust 0001228674	X		1,672	865,617,993	100.00%
Banc of America Mortgage 2003-E Trust 0001234317	X		1,819	964,773,175	100.00%
Banc of America Mortgage 2003-F Trust 0001246077	X		1,978	1,064,337,410	100.00%
Banc of America Mortgage 2003-G Trust 0001256155	X		1,272	672,660,080	100.00%
Banc of America Mortgage 2003-H Trust 0001261336	X		1,406	752,830,604	100.00%
Banc of America Mortgage 2003-I Trust 0001264576	X		2,270	1,214,578,714	100.00%
Banc of America Mortgage 2003-J Trust 0001268207	X		2,478	1,292,051,721	100.00%
Banc of America Mortgage 2003-K Trust 0001271133	X		1,401	721,245,549	100.00%
Banc of America Mortgage 2003-L Trust 0001274169	X		886	461,427,794	100.00%
Banc of America Mortgage 2004-1 Trust 0001277903	X		1,647	774,662,745	100.00%
Banc of America Mortgage 2004-10 Trust 0001309524	X		739	390,308,883	100.00%
Banc of America Mortgage 2004-11 Trust 0001312705	X		1,209	640,200,804	100.00%
Banc of America Mortgage 2004-2 Trust 0001281796	X		1,465	675,825,607	100.00%
Banc of America Mortgage 2004-3 Trust 0001285276	X		1,755	926,888,458	100.00%
Banc of America Mortgage 2004-4 Trust 0001288889	X		1,881	978,256,914	100.00%
Banc of America Mortgage 2004-5 Trust 0001292014	X		1,503	798,795,437	100.00%
Banc of America Mortgage 2004-6 Trust 0001295645	X		959	500,525,072	100.00%
Banc of America Mortgage 2004-7 Trust 0001299110	X		1,764	921,896,943	100.00%
Banc of America Mortgage 2004-8 Trust 0001304458	X		1,054	525,407,850	100.00%
Banc of America Mortgage 2004-9 Trust 0001307191	X		857	430,317,148	100.00%
Banc of America Mortgage 2004-A Trust 0001278018	X		1,270	692,540,779	100.00%
Banc of America Mortgage 2004-B Trust 0001281663	X		1,292	702,232,544	100.00%
Banc of America Mortgage 2004-C Trust 0001285180	X		1,318	727,316,003	100.00%
Banc of America Mortgage 2004-D Trust 0001288848	X		2,038	1,109,829,052	100.00%
Banc of America Mortgage 2004-E Trust 0001291907	X		3,493	1,554,730,088	100.00%
Banc of America Mortgage 2004-F Trust 0001295535	X		3,644	1,644,988,941	100.00%
Banc of America Mortgage 2004-G Trust 0001298483	X		2,492	1,013,644,196	100.00%
Banc of America Mortgage 2004-H Trust 0001301552	X		1,151	600,130,849	100.00%
Banc of America Mortgage 2004-I Trust 0001304200	X		1,062	557,289,472	100.00%
Banc of America Mortgage 2004-J Trust 0001306562	X		1,188	625,204,752	100.00%
Banc of America Mortgage 2004-K Trust 0001309650	X		1,221	609,521,251	100.00%
Banc of America Mortgage 2004-L Trust 0001312451	X		1,376	734,924,340	100.00%
Banc of America Mortgage 2005-10 Trust 0001342589	X		999	545,310,644	100.00%
Banc of America Mortgage 2005-11 Trust 0001345494	X		765	371,111,351	100.00%
Banc of America Mortgage 2005-12 Trust 0001347774	X		529	300,350,131	100.00%
Banc of America Mortgage 2005-2 Trust 0001319011	X		604	325,685,251	100.00%
Banc of America Mortgage 2005-3 Trust 0001322024	X		1,602	596,068,511	100.00%
Banc of America Mortgage 2005-4 Trust 0001325184	X		519	275,940,890	100.00%
Banc of America Mortgage 2005-5 Trust 0001328419	X		1,082	574,709,757	100.00%
Banc of America Mortgage 2005-6 Trust 0001331524	X		702	343,558,936	100.00%
Banc of America Mortgage 2005-7 Trust 0001334462	X		606	305,224,989	100.00%
Banc of America Mortgage 2005-8 Trust 0001337246	X		462	228,344,356	100.00%
Banc of America Mortgage 2005-9 Trust 0001340010	X		984	516,100,667	100.00%
Banc of America Mortgage 2005-A Trust 0001315171	X		1,101	587,868,006	100.00%
Banc of America Mortgage 2005-B Trust 0001318811	X		590	308,784,007	100.00%
Banc of America Mortgage 2005-C Trust 0001321722	X		610	312,332,284	100.00%
Banc of America Mortgage 2005-D Trust 0001324721	X		1,066	509,307,296	100.00%
Banc of America Mortgage 2005-F Trust 0001331415	X		1,326	716,733,785	100.00%
Banc of America Mortgage 2005-G Trust 0001334463	X		1,362	719,036,456	100.00%
Banc of America Mortgage 2005-H Trust 0001337159	X		1,315	706,791,838	100.00%
Banc of America Mortgage 2005-J Trust 0001342453	X		875	482,274,365	100.00%
Banc of America Mortgage 2005-K Trust 0001345274	X		854	481,510,747	100.00%
Banc of America Mortgage 2005-L Trust 0001346687	X		625	354,283,711	100.00%
Banc of America Mortgage 2006-2 Trust 0001364452	X		539	326,583,052	100.00%
Banc of America Mortgage 2006-3 Trust 0001375039	X		523	339,596,465	100.00%
Banc of America Mortgage 2006-B Trust 0001377265	X		1,223	763,308,015	100.00%
Banc of America Mortgage 2007-1 Trust 0001389150	X		1,682	1,027,324,383	100.00%
Banc of America Mortgage 2007-2 Trust 0001394448	X		621	420,763,252	100.00%
Banc of America Mortgage 2007-4 Trust 0001418224	X		634	444,265,109	100.00%

Totals*			6,228			54			2						30
Totals*				3,807,130,649			24,679,028			734,507						14,626,593

Banc of America Mortgage Securities, Inc. (BOAMS)
Endnotes for Forms ABS-15G Repurchase Demand Activity Reporting Table

1 The originator is the party identified by the securitizer using the same methodology as the securitizer used to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class.

2 Reflects assets subject to demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G.  Activity with respect to demands received during and prior to the reporting period covered by this Form ABS-15G is reflected elsewhere in this table.  If an asset changed status during the reporting period covered by this Form ABS 15G, information regarding the asset will appear in this column and the other applicable column in this Form ABS 15G.

The securitizer has attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying the asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which it is a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in its records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on the securitizer’s records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to the securitizer.  However, the securitizer cannot be certain that it has obtained all applicable Reportable Information because, among other things, some of the Demand Entities may not have agreed to provide Reportable Information or may not have provided complete information, and some Demand Entities may be unable or unwilling to provide such requested Reportable Information without unreasonable burden or expense (or without imposing unreasonable burden or expense on the securitizer).

In addition, while the securitizer requested Reportable Information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010, it is possible that this disclosure does not contain information about all investor demands upon those parties made prior to that date.

3 Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

4 Reflects assets for which the representing party has agreed to repurchase or replace the asset but repurchase proceeds and/or replacement assets were not yet received by the trustee or the master servicer, as applicable, as of the end of the reporting period covered by this Form ABS-15G.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

5 Includes assets for which any of the following situations apply as of the end of the reporting period:

(a) A related demand to repurchase or replace such asset was received by the representing party but not yet responded to by the end of the reporting period covered by this Form ABS-15G;

(b) The representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand  but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or

(c)  The representing party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

6 Includes assets for which any of the following situations apply as of the end of the reporting period:

(a)  The party demanding the repurchase or replacement of such asset has agreed to rescind its demand;

(b)  The party demanding the repurchase or replacement of such asset has not responded to the most recent rejection of the related repurchase demand by the representing party in over 180 days; or

(c)   Events unrelated to the repurchase or replacement of such asset, such as repayment of the asset by the related obligor, have negated the need for further consideration of the request to repurchase or replace such asset.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

7 Reflects assets for which the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G.

8  An outstanding principal balance shown in this column is calculated (a) for any asset that has not been liquidated, as the remaining outstanding principal balance of the asset at the earlier of the date on which it was repurchased or replaced, if applicable, and the end of the reporting period covered by this Form ABS-15G, or (b) for any liquidated asset, as the remaining outstanding principal balance of the asset at liquidation following application of all borrower payments, but not including any insurance payments or liquidation proceeds applied to principal.  This same principal balance is used in the calculating the numerator in the corresponding “% of principal balance” column.  However, the denominator used to calculate the corresponding “% of principal balance” column is derived from the outstanding principal balances reported to the trustee or other calculation agent for the trust reporting period with the same ending date as the end of the reporting period covered by this Form ABS-15G, which amounts reflect any insurance payments or liquidation proceeds received on liquidated assets and applied to principal.

9 The Reportable Information for this issuing entity was provided solely by a Demand Entity.  The securitizer is unable to reconcile the Reportable Information for this issuing entity to information in itsbusiness records.  Based on information provided by the Demand Entity, the Reportable Information provided by the Demand Entity was prepared using the following reporting conventions:

“Outstanding Principal Balance” equals the remaining outstanding principal balance of the asset reflected on the distribution or payment reports at the end of the related reporting period, or if the asset has been liquidated prior to the end of the related reporting period, the final outstanding principal balance of the assets reflected on the distribution or payment reports prior to liquidation.

“Subject to Demand” includes assets for which a repurchase demand has been identified and coded by the reporting Demand Entity.

“Repurchased or Replaced” includes assets which have been repurchased or replaced.

“Repurchaser” means the party obligated under the transaction documents to repurchase an asset.

“Repurchase Enforcer” means the party obligated under the transaction documents to enforce the obligations of any Repurchaser.

“Repurchase Pending” if the reporting Demand Entity is the Repurchase Enforcer, includes assets for which a demand notice has been sent by the Demand Entity, as Repurchase Enforcer, to the Repurchaser.  An asset remains in this category until (using the reporting Demand Entity’s reporting conventions) (i) an asset has been repurchased or replaced, (ii) a demand is determined to be a “Demand in Dispute”, (iii) a demand is determined to be a “Demand Withdrawn”, or (iv) a demand is determined to be a “Demand Rejected.”

If the reporting Demand Entity is not the Repurchase Enforcer, includes assets for which the reporting Demand Entity (x) has sent notice of any demand for repurchase to the related Repurchase Enforcer, or (y) has received notice of a repurchase demand but has determined it is not required to take further action regarding such demand pursuant to its obligations under the applicable transaction documents.  An asset remains in this category until the reporting Demand Entity receives actual knowledge from the related Repurchase Enforcer, Repurchaser, or other transaction party, that the repurchase demand should be changed to “Demand in Dispute,” “Demand Withdrawn,”“Demand Rejected,” or “Repurchased” using the reporting Demand Entity’s reporting conventions.

“Demand in Dispute” includes assets for which (i) a response is received from the Repurchaser which refutes a repurchase demand, or (ii) the applicable cure period has expired.

“Demand Withdrawn” includes assets for which a previously submitted repurchase demand is withdrawn by the original requesting party.

“Demand Rejected” if the reporting Demand Entity is the Repurchase Enforcer, includes assets for which the Demand Entity has determined that it will no longer pursue enforcement of a previously submitted repurchase demand.  If the reporting Demand Entity is not the Repurchaser Enforcer, includes assets for which the reporting Demand Entity receives actual knowledge from the related Repurchase Enforcer that it has determined not to pursue a repurchase demand.

10 Data voluntarily provided for trusts with no repurchase demands includes transaction name, CIK number, if a registered transaction, number of assets and principal balance of assets as of the closing date.

*(Sub)totals for # of assets and principal balance of assets are shown in separate rows due to technical formatting limitations.  The first consecutive (sub)total row presents the (sub)total for the # of assets and the second such row presents the (sub)total for the principal balance of such assets.